Intangible assets and goodwill - Business acquisitions - Subsequent to reporting period (Details) - Fully Managed Inc. - CAD ($) $ in Millions	Feb. 10, 2022	Jan. 01, 2022
Disclosure of detailed information about business combination
Ownership interest in businesses acquired (as a percentage)		100.00%
Cash and contingent consideration		$ 137
Minimum
Disclosure of detailed information about business combination
Net identifiable assets acquired	$ 50
Top of range [member]
Disclosure of detailed information about business combination
Net identifiable assets acquired	$ 60